UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Cik0001812667 Cc Neuberger Principal Holdings Ii Common Stock	Class A Cik0001812667 Cc Neuberger Principal Holdings Ii	Class B Cik0001812667 Cc Neuberger Principal Holdings Ii Sponsor Common Stock	Class B Cik0001812667 Cc Neuberger Principal Holdings Ii Common Stock	Cik0001812667 Cc Neuberger Principal Holdings Ii Sponsor Additional Paid-in Capital	Cik0001812667 Cc Neuberger Principal Holdings Ii Sponsor	Cik0001812667 Cc Neuberger Principal Holdings Ii Additional Paid-in Capital	Cik0001812667 Cc Neuberger Principal Holdings Ii Accumulated Deficit	Cik0001812667 Cc Neuberger Principal Holdings Ii	Common Stock	Accumulated Deficit	Total
Beginning balance at May. 11, 2020	$ 0			$ 0			$ 0	$ 0	$ 0
Beginning balance (in shares) at May. 11, 2020	0			0
Issuance of Class B ordinary shares to Sponsor			$ 2,570		$ 22,430	$ 25,000
Issuance of Class B ordinary shares to Sponsor (in shares)			25,700,000
Temporary Equity, Accretion to Redemption Value, Adjustment							(22,430)	(73,452,077)	(73,474,507)
Net loss								(41,818,646)	(41,818,646)
Ending balance at Dec. 31, 2020	$ 0			$ 2,570			0	(115,270,723)	(115,268,153)			$ (367,288,000)
Ending balance (in shares) at Dec. 31, 2020	0			25,700,000						153,303,505
Net loss	$ 0			$ 0			0	27,381,743	27,381,743
Ending balance at Mar. 31, 2021	$ 0			$ 2,570			0	(87,888,980)	(87,886,410)
Ending balance (in shares) at Mar. 31, 2021	0			25,700,000
Beginning balance at Dec. 31, 2020	$ 0			$ 2,570			0	(115,270,723)	(115,268,153)			(367,288,000)
Beginning balance (in shares) at Dec. 31, 2020	0			25,700,000						153,303,505
Net loss									19,581,652		$ 42,128,000	42,269,000
Ending balance at Jun. 30, 2021	$ 0			$ 2,570			0	(95,689,071)	(95,686,501)
Ending balance (in shares) at Jun. 30, 2021	0			25,700,000						153,303,505
Beginning balance at Dec. 31, 2020	$ 0			$ 2,570			0	(115,270,723)	(115,268,153)			(367,288,000)
Beginning balance (in shares) at Dec. 31, 2020	0			25,700,000						153,303,505
Temporary Equity, Accretion to Redemption Value, Adjustment		$ 73,474,507
Net loss								(2,703,894)	(2,703,894)
Ending balance at Dec. 31, 2021	$ 0			$ 2,570			0	(117,974,617)	(117,972,047)			(346,741,000)
Ending balance (in shares) at Dec. 31, 2021	0			25,700,000						153,313,505
Beginning balance at Mar. 31, 2021	$ 0			$ 2,570			0	(87,888,980)	(87,886,410)
Beginning balance (in shares) at Mar. 31, 2021	0			25,700,000
Net loss	$ 0			$ 0			0	(7,800,091)	(7,800,091)
Ending balance at Jun. 30, 2021	$ 0			$ 2,570			0	(95,689,071)	(95,686,501)
Ending balance (in shares) at Jun. 30, 2021	0			25,700,000						153,303,505
Beginning balance at Dec. 31, 2021	$ 0			$ 2,570			0	(117,974,617)	(117,972,047)			(346,741,000)
Beginning balance (in shares) at Dec. 31, 2021	0			25,700,000						153,313,505
Net loss	$ 0			$ 0			0	17,019,868	17,019,868
Ending balance at Mar. 31, 2022	$ 0			$ 2,570			0	(100,954,749)	(100,952,179)
Ending balance (in shares) at Mar. 31, 2022	0			25,700,000
Beginning balance at Dec. 31, 2021	$ 0			$ 2,570			0	(117,974,617)	(117,972,047)			(346,741,000)
Beginning balance (in shares) at Dec. 31, 2021	0			25,700,000						153,313,505
Net loss									48,750,107		$ 63,427,000	63,802,000
Ending balance at Jun. 30, 2022	$ 0			$ 2,570			0	(71,029,705)	(71,027,135)			(353,429,000)
Ending balance (in shares) at Jun. 30, 2022	0			25,700,000						153,322,880
Beginning balance at Mar. 31, 2022	$ 0			$ 2,570			0	(100,954,749)	(100,952,179)
Beginning balance (in shares) at Mar. 31, 2022	0			25,700,000
Shares subject to possible redemption	$ 0			$ 0			0	(1,805,195)	(1,805,195)
Shares subject to possible redemption (in shares)	0			0
Net loss	$ 0			$ 0			0	31,730,239	31,730,239
Ending balance at Jun. 30, 2022	$ 0			$ 2,570			$ 0	$ (71,029,705)	$ (71,027,135)			$ (353,429,000)
Ending balance (in shares) at Jun. 30, 2022	0			25,700,000						153,322,880